Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Listings [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-10257
Entity Registrant Name	BARCLAYS BANK PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 CHURCHILL PLACE
Entity Address, City or Town	LONDON
Entity Address, Postal Zip Code	E14 5HP
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	2,342,558,515
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0000312070
iPath® Bloomberg Commodity Index Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Bloomberg Commodity Index Total ReturnSM ETN
Trading Symbol	DJP
Security Exchange Name	NYSEArca
iPath® Series B Carbon ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Carbon ETN
Trading Symbol	GRN
Security Exchange Name	NYSEArca
iPath® Series B S&P 500 VIX Short-Term FuturesTM ETNs
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B S&P 500 VIX Short-Term FuturesTM ETNs
Trading Symbol	VXX
iPath® Series B S&P 500 VIX Mid-Term FuturesTM ETNs
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B S&P 500 VIX Mid-Term FuturesTM ETNs
Trading Symbol	VXZ
iPath® Select MLP ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Select MLP ETN
Trading Symbol	ATMP
Business Contact
Entity Listings [Line Items]
Entity Address, Address Line One	1 CHURCHILL PLACE
Entity Address, City or Town	LONDON
Entity Address, Postal Zip Code	E14 5HP
Entity Address, Country	GB
Contact Personnel Name	KATHRYN ROBERTS
Contact Personnel Email Address	KATHRYN.ROBERTS@BARCLAYS.COM
City Area Code	+44
Local Phone Number	(0)20 7116 3170